Financial Instruments - Liquidity Risk - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Maximum maturity amount of short-term debt | $			$ 1,500,000,000
Other payables	£ 108
Committed bank facility	£ 2,262		$ 3,000,000,000
Committed bank facility maturity date	2024-07
Committed bank facility maturity period	12 months
Derivatives not designated as hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instruments not designated as hedging instruments, at fair value	£ 17	£ 13
Financial instruments designated as hedging instruments, at fair value	4	7
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	4	15
Derivative financial assets	50	33
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	13	41
Derivative financial assets	£ 27	£ 7
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Minimum levels of maintained borrowing maturities	3 years
Put option settlement	4 years
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Minimum levels of maintained borrowing maturities	5 years
Put option settlement	5 years